UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Grisanti Capital Management LLC
Address: 777 Third Avenue
         Suite 21 C
         New York, New York 10017

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher C. Grisanti
Title:   Principal
Phone:   (212) 218-5300

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti      New York, New York        February 11, 2013
---------------------------  --------------------------  ---------------------
        [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      65

Form 13F Information Table Value Total:   $  208150
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE

Grisanti Capital Management LLC
Form 13F Information Table
12/31/2012

                                   Title                 Value   Shares/ Sh/ Put/ Invstmt  Other    Voting Authority
       Name of Issuer             of Class      CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole   Shared None
-----------------------------  -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----

AIR LEASE CORP			cl a	    	00912X302	6394	297380	SH		Sole		297380
AMERICAN CAPITAL AGENCY CORP	com		02503x105	1495	51745	SH		Sole		51745
AMERICAN EXPRESS CO		com		025816109	10511	182870	SH		Sole		182870
ANNALY CAP MGMT INC		com		035710409	2223	158330	SH		Sole		158330
APPLE INC			com		037833100	15389	28917	SH		Sole		28917
ARCH COAL INC			com		039380100	214	29170	SH		Sole		29170
ARCHER DANIELS MIDLAND CO	com		039483102	24	890	SH		Sole		890
BANK OF AMERICA CORPORATION	com		060505104	429	36930	SH		Sole		36930
BAXTER INTL INC			com		071813109	7214	108215	SH		Sole		108215
BLACKROCK INC			com		09247X101	12182	58931	SH		Sole		58931
BOISE INC			com		09746Y105	301	37830	SH		Sole		37830
BP PLC 			SPONSORED ADR		055622104	55	1322	SH		Sole		1322
BROOKFIELD INFRAST PARTNERS	LP INT UNIT	g16252101	1659	47075	SH		Sole		47075
CIGNA CORPORATION		com		125509109	419	7840	SH		Sole		7840
CIRRUS LOGIC INC		com		172755100	8272	285550	SH		Sole		285550
CITIGROUP INC			com new		172967424	464	11720	SH		Sole		11720
CLOUD PEAK ENERGY INC		com		18911Q102	368	19050	SH		Sole		19050
COCA COLA CO			com		191216100	476	13142	SH		Sole		13142
DIRECTV 			com		25490A101	6290	125400	SH		Sole		125400
DU PONT E I DE NEMOURS & CO	com		263534109	294	6540	SH		Sole		6540
DUNKIN BRANDS GROUP INC		com		265504100	230	6920	SH		Sole		6920
E M C CORP MASS			com		268648102	302	11945	SH		Sole		11945
EMERSON ELEC CO			com		291011104	265	5000	SH		Sole		5000
ENBRIDGE ENERGY PARTNERS L P	com		29250R106	30	1080	SH		Sole		1080
ENBRIDGE INC			com		29250N105	12128	279955	SH		Sole		279955
EXXON MOBIL CORP		com		30231G102	575	6642	SH		Sole		6642
FEDEX CORP			com		31428x106	6980	76102	SH		Sole		76102
FORD MTR CO DEL		com par $0.01		345370860	11026	851410	SH		Sole		851410
FREEPORT-MCMORAN COPPER & GO	com		35671d857	17	500	SH		Sole		500
GENERAL ELECTRIC CO		com		369604103	286	13605	SH		Sole		13605
GOOGLE INC 			cl a		38259p508	307	434	SH		Sole		434
HESS CORP			com		42809h107	43	817	SH		Sole		817
HOLLYFRONTIER CORP		com		436106108	10857	233240	SH		Sole		233240
INTL PAPER CO			com		460146103	416	10430	SH		Sole		10430
INTERNATIONAL BUSINESS MACHS	com		459200101	483	2520	SH		Sole		2520
ITT CORP NEW			com new		450911201	242	10300	SH		Sole		10300
JOHNSON & JOHNSON		com		478160104	696	9934	SH		Sole		9934
JPMORGAN CHASE & CO		com		46625H100	18587	422737	SH		Sole		422737
LABORATORY CORP AMER HLDGS	com new		50540r409	197	2275	SH		Sole		2275
LOCKHEED MARTIN CORP		com		539830109	4386	47520	SH		Sole		47520
LOWES COS INC			com		548661107	337	9490	SH		Sole		9490
MACYS INC			com		55616P104	251	6425	SH		Sole		6425
MARATHON PETE CORP		com		56585A102	7614	120857	SH		Sole		120857
MCDONALDS CORP			com		580135101	2216	25125	SH		Sole		25125
MCKESSON CORP			com		58155q103	11324	116787	SH		Sole		116787
MERCK & CO INC NEW		com		58933y105	584	14264	SH		Sole		14264
MORGAN STANLEY			com new		617446448	13840	723844	SH		Sole		723844
MOSAIC CO NEW			com		61945c103	301	5310	SH		Sole		5310
PEABODY ENERGY CORP		com		704549104	117	4415	SH		Sole		4415
PFIZER INC			com		717081103	127	5050	SH		Sole		5050
PHILIP MORRIS INTL INC		com		718172109	595	7110	SH		Sole		7110
PIONEER NAT RES CO		com		723787107	318	2985	SH		Sole		2985
PROCTER & GAMBLE CO		com		742718109	18	258	SH		Sole		258
QUALCOMM INC			com		747525103	10893	176094	SH		Sole		176094
RESEARCH IN MOTION LTD		com		760975102	103	8710	SH		Sole		8710
SIEMENS A G		SPONSORED ADR		826197501	352	3220	SH		Sole		3220
SPRINT NEXTEL CORP		COM SER 1	852061100	188	33080	SH		Sole		33080
BLACKSTONE GROUP L P	COM UNIT LTD		09253U108	32	2083	SH		Sole		2083
US BANCORP DEL			com new		902973304	194	6060	SH		Sole		6060
VISTEON CORP			com new		92839U206	291	5415	SH		Sole		5415
DISNEY WALT CO			COM DISNEY	254687106	10815	217205	SH		Sole		217205
VALERO ENERGY CORP NEW		com		91913y100	3988	116875	SH		Sole		116875
WEATHERFORD INTERNATIONAL LT	reg shs		H27013103	333	29720	SH		Sole		29720
WILLIAMS COS INC DEL		com		969457100	414	12630	SH		Sole		12630
WPX ENERGY INC			com		98212B103	181	12183	SH		Sole		12183







TOTAL VALUE                                              208150
                                                         ======